Operating expenses - Future minimum lease payments (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating leases
Future minimum lease payments	$ 2,009	$ 1,879	$ 1,357
January 2018 thru December 2018
Operating leases
Future minimum lease payments	681	636	436
1-5 years
Operating leases
Future minimum lease payments	1,185	1,169	890
More than 5 years
Operating leases
Future minimum lease payments	$ 143	$ 74	$ 31